Cash and equivalents and marketable securities (Tables)	12 Months Ended
Dec. 31, 2013
Cash and equivalents and marketable securities
Cash, cash equivalents, and short-term investments

	December 31, 2013
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	2,414			2,414	2,414
Time deposits	3,556			3,556	3,538	18
Other short-term investments	9			9		9
Debt securities available-for-sale:
—U.S. government obligations	103	2	(1)	104	—	104
—European government obligations	24	1	—	25	—	25
—Other government obligations	3	—	—	3	—	3
—Corporate	212	4	(1)	215	69	146
Equity securities available-for-sale	154	9	(4)	159	—	159

Total	6,475	16	(6)	6,485	6,021	464

	December 31, 2012
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	2,784			2,784	2,784
Time deposits	3,993			3,993	3,963	30
Other short-term investments	15			15		15
Debt securities available-for-sale:
—U.S. government obligations	152	8	(1)	159	—	159
—Other government obligations	3	—	—	3	—	3
—Corporate	236	9	—	245	128	117
Equity securities available-for-sale	1,271	12	(1)	1,282	—	1,282

Total	8,454	29	(2)	8,481	6,875	1,606

Contractual maturities of debt securities classified as available-for-sale and held-to-maturity

	December 31, 2013
	Available-for-sale		Held-to-maturity
($ in millions)	Cost basis	Fair value	Cost basis	Fair value
Less than one year	162	163	7	7
One to five years	138	143	40	44
Six to ten years	42	41	57	70

Total	342	347	104	121